Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Finalized Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the finalized fair values of the assets acquired and liabilities assumed at the Acquisition date.

(in thousands)
Total current assets	$70,371
Property, plant and equipment	392,809
Financial interest in Seven Hills JV	13,000
Trademarks	15,000
Customer Relationships	118,000
Goodwill	119,945
Total current liabilities	(25,984)

Total purchase price	$703,141

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date.

(in thousands)
Total current assets	$70,371
Property, plant and equipment	392,809
Financial interest in Seven Hills JV	13,000
Trademarks	15,000
Customer Relationships	118,000
Goodwill	119,945
Total current liabilities	(25,984)

Total purchase price	$703,141

Unaudited Pro forma Income Statement

The following represents the unaudited pro forma income statement as if the Acquisition had occurred on January 1, 2012 (in thousands)

	Year ended December 31, 2013	Year ended December 31, 2012
Revenues	$402,314	$311,410
Net income (loss)	$4,895	$(68,651)

Schedule of Earnings (Loss) Per Share

Earnings (Loss) Per Share
(in thousands, except per share data)	Nine Months Ended September 30, 2014	July 26 - September 30, 2013
Net income (loss)	$5,530	$(4,640)
Average number of common shares	42,561	32,304
Dilutive restricted stock and stock options	8	—

Average diluted common shares	42,569	32,304
Basic earnings (loss) per average common share	$0.13	$(0.14)
Diluted earnings (loss) per average common share	$0.13	$(0.14)

July 26, 2013 to December 31, 2013
Net income (in thousands)	$2,105
Weighted average number of common shares	32,304,000

Net income per share (basic and diluted)	$0.07

Sales Revenue, Net [Member]
Significant Customers, as Measured by Percentage of Total Revenues/Accounts Receivable

The Company’s significant customers, as measured by percentage of total revenues for the periods presented, were as follows:

	Successor	Predecessor
	July 26 to December 31, 2013	January 1 to August 30, 2013	December 31,
			2012	2011
Customer A	12%	15%	15%	12%

Accounts Receivable [Member]
Significant Customers, as Measured by Percentage of Total Revenues/Accounts Receivable

The Company’s significant customers, as measured by percentage of total accounts receivable, were as follows:

	Successor December 31, 2013	Predecessor December 31, 2012
Customer A	27%	10%
Customer B	*	13%

*	Customer did not represent over 10% for the period or as of the date presented.